Equity - Summary of Capital Surplus (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Equity [abstract]
Additional paid-in capital	$ 24,185.0		$ 24,185.0
From merger	22,804.5		22,804.5
From convertible bonds	8,892.9		8,892.9
From share of changes in equities of subsidiaries	121.8		121.5
From share of changes in equities of associates	302.2		282.8
Donations	33.3		29.3
Total	$ 56,339.7	$ 1,883.6	$ 56,316.0